UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor®
Series Growth & Income Fund

March 31, 2015

1.950945.102

AMHTI-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Automobiles - 0.1%
Harley-Davidson, Inc.	22,521	$ 1,367,926
Diversified Consumer Services - 0.4%
H&R Block, Inc.	158,100	5,070,267
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	25,200	1,747,368
Domino's Pizza, Inc.	8,300	834,565
Interval Leisure Group, Inc.	41,000	1,074,610
Las Vegas Sands Corp.	68,900	3,792,256
Yum! Brands, Inc.	135,001	10,627,279
		18,076,078
Household Durables - 0.3%
Tupperware Brands Corp.	49,300	3,402,686
Leisure Products - 0.0%
Mattel, Inc.	24,400	557,540
Media - 4.1%
Comcast Corp. Class A (special) (non-vtg.)	445,590	24,982,003
Scripps Networks Interactive, Inc. Class A	32,150	2,204,204
Sinclair Broadcast Group, Inc. Class A (e)	161,671	5,078,086
Time Warner, Inc.	181,741	15,346,210
Viacom, Inc. Class B (non-vtg.)	77,400	5,286,420
		52,896,923
Multiline Retail - 2.3%
Target Corp.	366,863	30,108,446
Specialty Retail - 1.5%
Lowe's Companies, Inc.	223,377	16,617,015
Sally Beauty Holdings, Inc. (a)	83,200	2,859,584
		19,476,599
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	7,800	618,034
Japan Tobacco, Inc.	8,100	256,080
		874,114
TOTAL CONSUMER DISCRETIONARY		131,830,579
CONSUMER STAPLES - 10.3%
Beverages - 3.0%
Diageo PLC	247,075	6,827,754
Molson Coors Brewing Co. Class B	19,400	1,444,330
PepsiCo, Inc.	79,694	7,620,340
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	83,029	$ 4,360,049
The Coca-Cola Co.	444,048	18,006,146
		38,258,619
Food & Staples Retailing - 1.1%
CVS Health Corp.	95,590	9,865,844
Walgreens Boots Alliance, Inc.	58,938	4,990,870
		14,856,714
Food Products - 0.3%
Kellogg Co.	59,979	3,955,615
Household Products - 1.9%
Procter & Gamble Co.	305,017	24,993,093
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	26,500	2,203,740
Nu Skin Enterprises, Inc. Class A	21,200	1,276,452
		3,480,192
Tobacco - 3.7%
British American Tobacco PLC sponsored ADR	144,185	14,962,077
Lorillard, Inc.	243,786	15,931,415
Philip Morris International, Inc.	142,987	10,771,211
Reynolds American, Inc.	93,900	6,470,649
		48,135,352
TOTAL CONSUMER STAPLES		133,679,585
ENERGY - 9.1%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	218,500	4,603,795
Helmerich & Payne, Inc.	8,600	585,402
Oceaneering International, Inc.	106,300	5,732,759
Schlumberger Ltd.	53,020	4,423,989
		15,345,945
Oil, Gas & Consumable Fuels - 7.9%
Apache Corp.	113,447	6,844,258
BG Group PLC	752,164	9,231,864
Chevron Corp.	261,788	27,482,504
EQT Midstream Partners LP	23,000	1,786,180
Foresight Energy LP	20,800	324,272
Golar LNG Ltd.	84,400	2,808,832
Imperial Oil Ltd.	213,300	8,513,138
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan, Inc.	86,800	$ 3,650,808
Legacy Reserves LP	49,600	501,952
Markwest Energy Partners LP	172,571	11,406,943
Peabody Energy Corp. (e)	58,260	286,639
PrairieSky Royalty Ltd.	78,700	1,856,663
Suncor Energy, Inc.	612,090	17,885,951
The Williams Companies, Inc.	172,474	8,725,460
Williams Partners LP	19,680	968,650
		102,274,114
TOTAL ENERGY		117,620,059
FINANCIALS - 21.4%
Banks - 14.0%
Bank of America Corp.	1,923,137	29,597,078
Citigroup, Inc.	599,131	30,867,229
Comerica, Inc.	84,700	3,822,511
Commerce Bancshares, Inc.	26,700	1,129,944
Fifth Third Bancorp	124,800	2,352,480
First Republic Bank	10,800	616,572
FirstMerit Corp.	90,900	1,732,554
Intesa Sanpaolo SpA	80,900	274,575
JPMorgan Chase & Co.	895,198	54,231,093
M&T Bank Corp.	19,200	2,438,400
PNC Financial Services Group, Inc.	94,444	8,805,959
Regions Financial Corp.	461,200	4,358,340
Standard Chartered PLC (United Kingdom)	451,750	7,327,827
SunTrust Banks, Inc.	295,650	12,148,259
U.S. Bancorp	244,271	10,667,315
UMB Financial Corp.	17,600	930,864
Wells Fargo & Co.	174,400	9,487,360
		180,788,360
Capital Markets - 5.2%
Artisan Partners Asset Management, Inc.	13,900	631,894
Carlyle Group LP	69,000	1,869,900
Charles Schwab Corp.	277,454	8,445,700
Greenhill & Co., Inc.	10,500	416,325
Invesco Ltd.	18,000	714,420
KKR & Co. LP	380,778	8,685,546
Morgan Stanley	227,480	8,118,761
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	111,410	$ 7,759,707
Oaktree Capital Group LLC Class A	38,900	2,009,574
State Street Corp.	260,174	19,130,594
The Blackstone Group LP	159,100	6,187,399
TPG Specialty Lending, Inc. (e)	174,330	3,000,219
		66,970,039
Consumer Finance - 0.1%
Discover Financial Services	17,600	991,760
Diversified Financial Services - 0.2%
IntercontinentalExchange Group, Inc.	11,098	2,588,830
Insurance - 1.2%
Brown & Brown, Inc.	26,460	876,091
Marsh & McLennan Companies, Inc.	52,019	2,917,746
MetLife, Inc.	193,139	9,763,176
Principal Financial Group, Inc.	40,800	2,095,896
		15,652,909
Real Estate Investment Trusts - 0.4%
First Potomac Realty Trust	30,879	367,151
Lamar Advertising Co. Class A	16,900	1,001,663
Sabra Health Care REIT, Inc.	27,200	901,680
Sun Communities, Inc.	20,085	1,340,071
WP Carey, Inc.	21,700	1,475,600
		5,086,165
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	62,400	600,912
Radian Group, Inc.	232,352	3,901,190
		4,502,102
TOTAL FINANCIALS		276,580,165
HEALTH CARE - 9.3%
Biotechnology - 1.5%
Amgen, Inc.	109,465	17,497,980
Intercept Pharmaceuticals, Inc. (a)	6,800	1,917,736
		19,415,716
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	76,291	3,534,562
Ansell Ltd.	49,724	1,043,381
Medtronic PLC	77,168	6,018,332
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc.	19,800	$ 1,294,920
Zimmer Holdings, Inc.	42,400	4,982,848
		16,874,043
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	45,700	4,125,339
Express Scripts Holding Co. (a)	26,300	2,282,051
McKesson Corp.	53,325	12,062,115
Patterson Companies, Inc.	63,377	3,092,164
Quest Diagnostics, Inc.	10,931	840,047
		22,401,716
Pharmaceuticals - 4.7%
AbbVie, Inc.	9,000	526,860
Astellas Pharma, Inc.	137,000	2,244,731
GlaxoSmithKline PLC sponsored ADR	369,740	17,063,501
Johnson & Johnson	214,274	21,555,964
Novartis AG sponsored ADR	41,832	4,125,054
Teva Pharmaceutical Industries Ltd. sponsored ADR	211,849	13,198,193
Theravance, Inc. (e)	144,100	2,265,252
		60,979,555
TOTAL HEALTH CARE		119,671,030
INDUSTRIALS - 12.7%
Aerospace & Defense - 2.6%
Meggitt PLC	585,900	4,767,145
Rolls-Royce Group PLC	163,989	2,318,280
The Boeing Co.	114,579	17,196,016
United Technologies Corp.	81,020	9,495,544
		33,776,985
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	40,313	2,951,718
FedEx Corp.	12,900	2,134,305
PostNL NV (a)	466,700	1,988,208
United Parcel Service, Inc. Class B	168,970	16,379,952
		23,454,183
Airlines - 0.2%
Copa Holdings SA Class A	27,800	2,806,966
Building Products - 0.1%
Lennox International, Inc.	14,100	1,574,829
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.9%
ADT Corp. (e)	180,900	$ 7,510,968
KAR Auction Services, Inc.	96,397	3,656,338
		11,167,306
Electrical Equipment - 0.5%
Emerson Electric Co.	29,300	1,658,966
Hubbell, Inc. Class B	47,037	5,156,196
		6,815,162
Industrial Conglomerates - 3.1%
General Electric Co.	1,613,966	40,042,496
Machinery - 0.8%
Deere & Co.	55,400	4,858,026
Donaldson Co., Inc.	35,700	1,346,247
IMI PLC	95,600	1,808,116
Joy Global, Inc.	15,300	599,454
Valmont Industries, Inc.	7,700	946,176
Xylem, Inc.	12,800	448,256
		10,006,275
Professional Services - 0.1%
Acacia Research Corp.	69,700	745,790
Road & Rail - 2.1%
CSX Corp.	373,012	12,354,157
J.B. Hunt Transport Services, Inc.	100,365	8,570,669
Kansas City Southern	16,400	1,674,112
Norfolk Southern Corp.	41,280	4,248,538
		26,847,476
Trading Companies & Distributors - 0.5%
Watsco, Inc.	55,751	7,007,901
TOTAL INDUSTRIALS		164,245,369
INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 3.1%
Cisco Systems, Inc.	758,740	20,884,319
QUALCOMM, Inc.	265,510	18,410,463
		39,294,782
Internet Software & Services - 3.2%
Google, Inc.:
Class A (a)	32,459	18,005,007
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.: - continued
Class C (a)	28,059	$ 15,376,332
Yahoo!, Inc. (a)	178,986	7,953,243
		41,334,582
IT Services - 5.6%
Cognizant Technology Solutions Corp. Class A (a)	108,602	6,775,679
Fidelity National Information Services, Inc.	40,111	2,729,955
IBM Corp.	73,074	11,728,377
Leidos Holdings, Inc.	9,800	411,208
MasterCard, Inc. Class A	161,650	13,964,944
Paychex, Inc.	326,705	16,209,469
The Western Union Co.	180,130	3,748,505
Unisys Corp. (a)	74,400	1,726,824
Visa, Inc. Class A	230,280	15,062,615
		72,357,576
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	78,726	1,776,059
Broadcom Corp. Class A	199,437	8,634,625
Maxim Integrated Products, Inc.	72,000	2,506,320
Xilinx, Inc.	13,700	579,510
		13,496,514
Software - 3.4%
Microsoft Corp.	874,008	35,532,795
Oracle Corp.	205,113	8,850,626
		44,383,421
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	380,406	47,333,919
EMC Corp.	25,500	651,780
First Data Holdings, Inc. Class B (h)	911,424	4,055,837
		52,041,536
TOTAL INFORMATION TECHNOLOGY		262,908,411
MATERIALS - 3.4%
Chemicals - 2.9%
Airgas, Inc.	74,419	7,896,600
E.I. du Pont de Nemours & Co.	56,330	4,025,905
FMC Corp.	41,271	2,362,765
LyondellBasell Industries NV Class A	15,700	1,378,460
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Methanex Corp. (e)	34,300	$ 1,836,393
Monsanto Co.	103,414	11,638,212
Potash Corp. of Saskatchewan, Inc.	50,410	1,625,076
Syngenta AG (Switzerland)	15,157	5,149,267
Tronox Ltd. Class A	44,489	904,461
		36,817,139
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	274,500	5,201,775
SunCoke Energy Partners LP	18,390	391,523
		5,593,298
Paper & Forest Products - 0.1%
Domtar Corp.	20,000	924,400
TOTAL MATERIALS		43,334,837
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
TDC A/S	98,600	706,652
Verizon Communications, Inc.	431,359	20,976,988
		21,683,640
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southern Co.	14,700	650,916
TOTAL COMMON STOCKS (Cost $1,123,335,691)		1,272,204,591
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(h)	12,494	100,827
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00%	28,296	9,408,420
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,979,291)		9,509,247
Convertible Bonds - 0.3%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Tesla Motors, Inc. 1.25% 3/1/21		$ 590,000	$ 494,125
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc.:
3% 2/27/17		820,000	709,751
5% 10/15/18 (h)		788,395	643,023
Peabody Energy Corp. 4.75% 12/15/41		1,920,000	678,000
			2,030,774
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19 (f)		880,000	864,050
TOTAL CONVERTIBLE BONDS (Cost $4,315,754)			3,388,949
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $829,308)	EUR	540,000	616,833
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	8,480,575	8,480,575
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	7,001,335	7,001,335
TOTAL MONEY MARKET FUNDS (Cost $15,481,910)		15,481,910
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,151,941,954)		1,301,201,530
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(9,496,663)
NET ASSETS - 100%		$ 1,291,704,867
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,480,883 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,799,687 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13 - 10/15/14	$ 788,395
First Data Holdings, Inc. Class B	6/26/14	$ 3,645,696
NJOY, Inc. Series D	2/14/14	$ 211,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,952
Fidelity Securities Lending Cash Central Fund	131,190
Total	$ 134,142
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 131,931,406	$ 131,574,499	$ 256,080	$ 100,827
Consumer Staples	133,679,585	126,851,831	6,827,754	-
Energy	117,620,059	108,388,195	9,231,864	-
Financials	276,580,165	276,305,590	274,575	-
Health Care	129,079,450	126,834,719	2,244,731	-
Industrials	164,245,369	164,245,369	-	-
Information Technology	262,908,411	258,852,574	-	4,055,837
Materials	43,334,837	38,185,570	5,149,267	-
Telecommunication Services	21,683,640	21,683,640	-	-
Utilities	650,916	650,916	-	-
Corporate Bonds	3,388,949	-	3,388,949	-
Preferred Securities	616,833	-	616,833	-
Money Market Funds	15,481,910	15,481,910	-	-
Total Investments in Securities:	$ 1,301,201,530	$ 1,269,054,813	$ 27,990,053	$ 4,156,664
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $1,155,307,324. Net unrealized appreciation aggregated $145,894,206, of which $189,459,036 related to appreciated investment securities and $43,564,830 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mega Cap Stock Fund

March 31, 2015

1.799848.111

GII-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.2%
General Motors Co.	193,900	$ 7,271,250
Hotels, Restaurants & Leisure - 1.1%
Las Vegas Sands Corp.	206,900	11,387,776
Yum! Brands, Inc.	355,200	27,961,344
		39,349,120
Internet & Catalog Retail - 0.2%
Priceline Group, Inc. (a)	6,400	7,450,560
Media - 5.1%
Comcast Corp. Class A (special) (non-vtg.) (d)	1,495,600	83,850,814
The Walt Disney Co.	134,000	14,055,260
Time Warner, Inc.	707,800	59,766,632
Twenty-First Century Fox, Inc. Class A	151,500	5,126,760
Viacom, Inc. Class B (non-vtg.)	279,100	19,062,530
		181,861,996
Multiline Retail - 2.4%
Target Corp.	1,037,200	85,123,004
Specialty Retail - 1.8%
Lowe's Companies, Inc.	866,600	64,466,374
Textiles, Apparel & Luxury Goods - 0.0%
Japan Tobacco, Inc.	33,700	1,065,421
TOTAL CONSUMER DISCRETIONARY		386,587,725
CONSUMER STAPLES - 10.0%
Beverages - 3.5%
Diageo PLC	764,696	21,131,867
PepsiCo, Inc.	367,805	35,169,514
SABMiller PLC	259,289	13,615,877
The Coca-Cola Co.	1,334,300	54,105,865
		124,023,123
Food & Staples Retailing - 1.6%
CVS Health Corp.	337,900	34,874,659
Walgreens Boots Alliance, Inc.	278,897	23,616,998
		58,491,657
Food Products - 0.2%
Kellogg Co.	106,100	6,997,295
Household Products - 2.1%
Procter & Gamble Co.	898,100	73,590,314
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 2.6%
British American Tobacco PLC sponsored ADR	407,300	$ 42,265,521
Philip Morris International, Inc.	496,630	37,411,138
Reynolds American, Inc.	200,700	13,830,237
		93,506,896
TOTAL CONSUMER STAPLES		356,609,285
ENERGY - 9.1%
Energy Equipment & Services - 1.1%
Halliburton Co.	127,000	5,572,760
National Oilwell Varco, Inc.	126,600	6,328,734
Schlumberger Ltd.	314,600	26,250,224
		38,151,718
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	96,200	7,966,322
Apache Corp.	526,405	31,758,014
BG Group PLC	2,552,000	31,322,579
Chevron Corp.	744,700	78,178,606
Exxon Mobil Corp.	159,871	13,589,035
Imperial Oil Ltd.	675,700	26,968,248
Kinder Morgan, Inc.	312,000	13,122,720
Pioneer Natural Resources Co.	25,200	4,120,452
Suncor Energy, Inc.	1,937,000	56,601,295
The Williams Companies, Inc.	461,600	23,352,344
		286,979,615
TOTAL ENERGY		325,131,333
FINANCIALS - 19.2%
Banks - 13.5%
Bank of America Corp.	6,397,600	98,459,064
Citigroup, Inc.	1,776,770	91,539,190
JPMorgan Chase & Co.	2,694,400	163,226,752
PNC Financial Services Group, Inc.	272,400	25,398,576
Standard Chartered PLC (United Kingdom)	1,285,698	20,855,280
U.S. Bancorp	896,000	39,128,320
Wells Fargo & Co.	814,030	44,283,232
		482,890,414
Capital Markets - 3.4%
BlackRock, Inc. Class A	9,800	3,585,232
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	818,300	$ 24,909,052
Goldman Sachs Group, Inc.	17,300	3,251,881
Morgan Stanley	1,083,500	38,670,115
State Street Corp.	687,200	50,529,816
		120,946,096
Consumer Finance - 0.1%
Discover Financial Services	69,700	3,927,595
Diversified Financial Services - 0.2%
IntercontinentalExchange Group, Inc.	23,700	5,528,499
Insurance - 2.0%
American International Group, Inc.	540,100	29,592,079
Marsh & McLennan Companies, Inc.	186,280	10,448,445
MetLife, Inc.	621,795	31,431,737
		71,472,261
TOTAL FINANCIALS		684,764,865
HEALTH CARE - 10.3%
Biotechnology - 1.7%
Amgen, Inc.	296,690	47,425,897
Biogen, Inc. (a)	23,600	9,964,864
Intercept Pharmaceuticals, Inc. (a)	7,200	2,030,544
		59,421,305
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	403,100	18,675,623
Medtronic PLC	253,613	19,779,278
		38,454,901
Health Care Providers & Services - 2.5%
Express Scripts Holding Co. (a)	422,907	36,695,640
McKesson Corp.	198,700	44,945,940
UnitedHealth Group, Inc.	67,648	8,002,082
		89,643,662
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	39,300	5,279,562
Pharmaceuticals - 4.9%
AbbVie, Inc.	31,000	1,814,740
Actavis PLC (a)	38,900	11,577,418
GlaxoSmithKline PLC sponsored ADR	1,065,900	49,191,285
Johnson & Johnson	656,500	66,043,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	97,600	$ 9,624,336
Teva Pharmaceutical Industries Ltd. sponsored ADR	565,400	35,224,420
		173,476,099
TOTAL HEALTH CARE		366,275,529
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	102,100	10,650,051
The Boeing Co.	327,600	49,166,208
United Technologies Corp.	297,800	34,902,160
		94,718,419
Air Freight & Logistics - 2.1%
FedEx Corp.	160,400	26,538,180
United Parcel Service, Inc. Class B	508,700	49,313,378
		75,851,558
Electrical Equipment - 0.1%
Emerson Electric Co.	80,600	4,563,572
Industrial Conglomerates - 3.6%
Danaher Corp.	126,970	10,779,753
General Electric Co.	4,686,600	116,274,546
		127,054,299
Machinery - 0.5%
Deere & Co.	203,900	17,879,991
Road & Rail - 1.8%
CSX Corp.	1,058,000	35,040,960
Norfolk Southern Corp.	145,200	14,943,984
Union Pacific Corp.	119,790	12,974,455
		62,959,399
TOTAL INDUSTRIALS		383,027,238
INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 3.6%
Cisco Systems, Inc.	2,463,800	67,816,095
QUALCOMM, Inc.	881,000	61,088,540
		128,904,635
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.6%
Google, Inc.:
Class A (a)	113,850	$ 63,152,595
Class C (a)	102,450	56,142,600
Twitter, Inc. (a)	267,300	13,386,384
Yahoo!, Inc. (a)	708,439	31,479,487
		164,161,066
IT Services - 4.8%
Cognizant Technology Solutions Corp. Class A (a)	528,500	32,973,115
IBM Corp.	235,200	37,749,600
MasterCard, Inc. Class A	585,900	50,615,901
Visa, Inc. Class A	776,800	50,810,488
		172,149,104
Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials, Inc.	209,925	4,735,908
Broadcom Corp. Class A	704,636	30,507,216
		35,243,124
Software - 5.2%
Adobe Systems, Inc. (a)	237,000	17,523,780
Microsoft Corp.	2,719,700	110,569,404
Oracle Corp.	985,900	42,541,585
salesforce.com, Inc. (a)	210,700	14,076,867
		184,711,636
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	1,395,207	173,605,607
EMC Corp.	415,300	10,615,068
First Data Holdings, Inc. Class B (e)	2,429,231	10,810,078
		195,030,753
TOTAL INFORMATION TECHNOLOGY		880,200,318
MATERIALS - 2.8%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	299,500	21,405,265
LyondellBasell Industries NV Class A	86,900	7,629,820
Monsanto Co.	358,610	40,357,969
Syngenta AG (Switzerland)	44,392	15,081,232
		84,474,286
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	883,800	$ 16,748,010
TOTAL MATERIALS		101,222,296
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	1,419,525	69,031,501
TOTAL COMMON STOCKS (Cost $2,892,251,949)		3,552,850,090
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.14% (b)	27,737,203	27,737,203
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	72,248,750	72,248,750
TOTAL MONEY MARKET FUNDS (Cost $99,985,953)		99,985,953
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $2,992,237,902)		3,652,836,043
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(79,271,536)
NET ASSETS - 100%		$ 3,573,564,507
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,810,078 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 9,716,924
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,599
Fidelity Securities Lending Cash Central Fund	128,034
Total	$ 180,633
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 386,587,725	$ 385,522,304	$ 1,065,421	$ -
Consumer Staples	356,609,285	335,477,418	21,131,867	-
Energy	325,131,333	293,808,754	31,322,579	-
Financials	684,764,865	684,764,865	-	-
Health Care	366,275,529	366,275,529	-	-
Industrials	383,027,238	383,027,238	-	-
Information Technology	880,200,318	869,390,240	-	10,810,078
Materials	101,222,296	86,141,064	15,081,232	-
Telecommunication Services	69,031,501	69,031,501	-	-
Money Market Funds	99,985,953	99,985,953	-	-
Total Investments in Securities:	$ 3,652,836,043	$ 3,573,424,866	$ 68,601,099	$ 10,810,078
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $3,000,121,488. Net unrealized appreciation aggregated $652,714,555, of which $747,050,761 related to appreciated investment securities and $94,336,206 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fund

March 31, 2015

1.799854.111

FID-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc.	200,000	$ 6,750
Hotels, Restaurants & Leisure - 2.4%
Starbucks Corp.	1,041,998	98,677
Wyndham Worldwide Corp.	250,000	22,618
		121,295
Media - 4.4%
Comcast Corp. Class A	1,770,700	99,991
The Walt Disney Co.	1,197,800	125,637
		225,628
Specialty Retail - 1.9%
AutoZone, Inc. (a)	72,300	49,320
TJX Companies, Inc.	709,100	49,672
		98,992
Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc. Class B	624,100	62,616
VF Corp.	784,700	59,096
		121,712
TOTAL CONSUMER DISCRETIONARY		574,377
CONSUMER STAPLES - 5.8%
Food & Staples Retailing - 2.1%
CVS Health Corp.	1,065,200	109,939
Food Products - 2.2%
Bunge Ltd.	289,000	23,802
Keurig Green Mountain, Inc.	313,900	35,072
Mondelez International, Inc.	1,429,600	51,594
		110,468
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	492,300	40,940
Tobacco - 0.7%
Altria Group, Inc.	697,500	34,889
TOTAL CONSUMER STAPLES		296,236
ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	460,650	38,146
Cheniere Energy Partners LP	871,900	26,122
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	500,000	$ 52,490
EOG Resources, Inc.	296,400	27,177
EQT Midstream Partners LP	348,700	27,080
Kinder Morgan, Inc.	708,800	29,812
MPLX LP	523,100	38,322
The Williams Companies, Inc.	825,700	41,772
YPF SA Class D sponsored ADR	500,000	13,725
		294,646
FINANCIALS - 17.7%
Banks - 7.7%
Bank of America Corp.	5,488,200	84,463
Citigroup, Inc.	1,420,600	73,189
JPMorgan Chase & Co.	1,513,900	91,712
SunTrust Banks, Inc.	891,300	36,624
Wells Fargo & Co.	1,978,367	107,623
		393,611
Capital Markets - 4.1%
E*TRADE Financial Corp. (a)	1,481,700	42,310
Goldman Sachs Group, Inc.	333,400	62,669
Invesco Ltd.	1,227,000	48,700
Morgan Stanley	1,568,200	55,969
		209,648
Diversified Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	653,900	94,371
McGraw Hill Financial, Inc.	815,725	84,346
Moody's Corp.	355,200	36,870
		215,587
Insurance - 0.7%
American International Group, Inc.	697,500	38,216
Real Estate Investment Trusts - 1.0%
American Tower Corp.	384,100	36,163
Easterly Government Properties, Inc.	893,700	14,344
		50,507
TOTAL FINANCIALS		907,569
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 18.7%
Biotechnology - 5.9%
Actelion Ltd.	175,000	$ 20,277
Alexion Pharmaceuticals, Inc. (a)	211,600	36,670
Amgen, Inc.	521,300	83,330
Biogen, Inc. (a)	200,100	84,490
Genmab A/S (a)	295,000	22,204
Gilead Sciences, Inc. (a)	448,800	44,041
Seattle Genetics, Inc. (a)	314,300	11,111
		302,123
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	3,262,000	57,901
Medtronic PLC	784,700	61,199
NxStage Medical, Inc. (a)	871,900	15,084
		134,184
Health Care Providers & Services - 1.2%
McKesson Corp.	261,600	59,174
Life Sciences Tools & Services - 1.7%
Illumina, Inc. (a)	132,364	24,572
Thermo Fisher Scientific, Inc.	457,700	61,487
		86,059
Pharmaceuticals - 7.3%
Actavis PLC (a)	276,900	82,411
Endo Health Solutions, Inc. (a)	350,000	31,395
Jazz Pharmaceuticals PLC (a)	1,400	242
Johnson & Johnson	1,177,000	118,406
Mallinckrodt PLC (a)	360,900	45,708
Shire PLC sponsored ADR	191,800	45,896
Teva Pharmaceutical Industries Ltd. sponsored ADR	653,900	40,738
Theravance, Inc. (d)	746,233	11,731
		376,527
TOTAL HEALTH CARE		958,067
INDUSTRIALS - 9.4%
Aerospace & Defense - 3.3%
Honeywell International, Inc.	570,400	59,498
Huntington Ingalls Industries, Inc.	335,500	47,020
Textron, Inc.	1,446,100	64,106
		170,624
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 1.5%
American Airlines Group, Inc.	980,900	$ 51,772
Delta Air Lines, Inc.	610,300	27,439
		79,211
Industrial Conglomerates - 1.0%
Danaher Corp.	603,200	51,212
Machinery - 2.0%
Cummins, Inc.	164,800	22,848
Deere & Co.	544,900	47,782
Manitowoc Co., Inc. (d)	1,361,400	29,352
		99,982
Road & Rail - 1.6%
Union Pacific Corp.	738,400	79,976
TOTAL INDUSTRIALS		481,005
INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 0.5%
Brocade Communications Systems, Inc.	2,118,100	25,131
Electronic Equipment & Components - 2.9%
Amphenol Corp. Class A	2,066,776	121,795
TE Connectivity Ltd.	400,000	28,648
		150,443
Internet Software & Services - 5.6%
Alibaba Group Holding Ltd. sponsored ADR	225,500	18,771
Facebook, Inc. Class A (a)	1,364,200	112,158
Google, Inc.:
Class A (a)	130,600	72,444
Class C (a)	155,600	85,269
		288,642
IT Services - 3.5%
Fidelity National Information Services, Inc.	750,400	51,072
MasterCard, Inc. Class A	685,300	59,203
Visa, Inc. Class A	1,046,400	68,445
		178,720
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	1,574,500	35,521
Freescale Semiconductor, Inc. (a)	823,685	33,573
NXP Semiconductors NV (a)	508,198	51,003
		120,097
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.9%
Adobe Systems, Inc. (a)	1,024,400	$ 75,744
salesforce.com, Inc. (a)	325,000	21,713
		97,457
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	2,008,900	249,967
Samsung Electronics Co. Ltd.	34,725	45,123
		295,090
TOTAL INFORMATION TECHNOLOGY		1,155,580
MATERIALS - 6.6%
Chemicals - 5.6%
Agrium, Inc.	261,600	27,264
Airgas, Inc.	315,200	33,446
CF Industries Holdings, Inc.	174,400	49,474
E.I. du Pont de Nemours & Co.	566,700	40,502
Ecolab, Inc.	377,500	43,178
LyondellBasell Industries NV Class A	333,100	29,246
Monsanto Co.	553,500	62,291
		285,401
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	154,300	21,571
Vulcan Materials Co.	362,299	30,542
		52,113
TOTAL MATERIALS		337,514
TOTAL COMMON STOCKS (Cost $3,660,595)		5,004,994
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 4/16/15 to 6/25/15 (e) (Cost $6,090)	$ 6,090	6,090
Money Market Funds - 3.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	153,635,955	$ 153,636
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	15,096,700	15,097
TOTAL MONEY MARKET FUNDS (Cost $168,733)		168,733
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $3,835,418)		5,179,817
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(51,943)
NET ASSETS - 100%		$ 5,127,874
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
939 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 96,755	$ 291

The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,556,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 103
Fidelity Securities Lending Cash Central Fund	948
Total	$ 1,051
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 574,377	$ 574,377	$ -	$ -
Consumer Staples	296,236	296,236	-	-
Energy	294,646	294,646	-	-
Financials	907,569	907,569	-	-
Health Care	958,067	958,067	-	-
Industrials	481,005	481,005	-	-
Information Technology	1,155,580	1,155,580	-	-
Materials	337,514	337,514	-	-
U.S. Government and Government Agency Obligations	6,090	-	6,090	-
Money Market Funds	168,733	168,733	-	-
Total Investments in Securities:	$ 5,179,817	$ 5,173,727	$ 6,090	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 291	$ 291	$ -	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $3,839,821,000. Net unrealized appreciation aggregated $1,339,996,000, of which $1,383,747,000 related to appreciated investment securities and $43,751,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Discovery Fund

March 31, 2015

1.799853.111

CII-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Automobiles - 1.6%
Harley-Davidson, Inc.	199,994	$ 12,148
Tesla Motors, Inc. (a)(d)	43,010	8,119
		20,267
Distributors - 0.2%
LKQ Corp. (a)	109,400	2,796
Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. (a)	73,200	3,753
G8 Education Ltd.	294,831	755
H&R Block, Inc.	94,188	3,021
Houghton Mifflin Harcourt Co. (a)	96,000	2,254
ServiceMaster Global Holdings, Inc.	118,700	4,006
		13,789
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. (a)	10,821	7,039
Domino's Pizza, Inc.	76,500	7,692
Dunkin' Brands Group, Inc. (d)	89,569	4,260
Starbucks Corp.	228,526	21,641
Yum! Brands, Inc.	87,437	6,883
		47,515
Household Durables - 0.6%
Harman International Industries, Inc.	36,000	4,811
Toll Brothers, Inc. (a)	88,600	3,486
		8,297
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	15,300	5,693
Leisure Products - 0.0%
NJOY, Inc. (f)	56,145	453
Media - 1.1%
Comcast Corp. Class A (special) (non-vtg.)	255,543	14,327
Specialty Retail - 3.7%
Five Below, Inc. (a)	87,800	3,123
Home Depot, Inc.	207,824	23,611
Lowe's Companies, Inc.	66,900	4,977
MarineMax, Inc. (a)	76,900	2,039
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	96,504	14,558
		48,308
Textiles, Apparel & Luxury Goods - 1.7%
ECLAT Textile Co. Ltd.	11,436	151
Kate Spade & Co. (a)	260,470	8,697
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	27,200	$ 1,788
NIKE, Inc. Class B	109,267	10,963
		21,599
TOTAL CONSUMER DISCRETIONARY		183,044
CONSUMER STAPLES - 7.6%
Beverages - 1.0%
Kweichow Moutai Co. Ltd.	26,209	828
SABMiller PLC	120,224	6,313
The Coca-Cola Co.	136,336	5,528
		12,669
Food & Staples Retailing - 0.6%
Sprouts Farmers Market LLC (a)	44,800	1,578
Whole Foods Market, Inc.	105,351	5,487
		7,065
Food Products - 3.5%
Keurig Green Mountain, Inc.	264,772	29,583
Mead Johnson Nutrition Co. Class A	84,329	8,478
The Hershey Co.	69,997	7,063
		45,124
Household Products - 1.6%
Procter & Gamble Co.	256,686	21,033
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	44,900	3,734
Herbalife Ltd. (d)	190,633	8,151
		11,885
TOTAL CONSUMER STAPLES		97,776
ENERGY - 1.5%
Energy Equipment & Services - 0.5%
Oceaneering International, Inc.	47,256	2,549
Pason Systems, Inc.	131,406	2,071
RigNet, Inc. (a)	54,761	1,566
		6,186
Oil, Gas & Consumable Fuels - 1.0%
Cheniere Energy, Inc. (a)	68,400	5,294
Emerge Energy Services LP	12,600	598
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	23,100	$ 2,118
Golar LNG Ltd.	155,961	5,190
Tanker Investments Ltd. (a)	27,900	305
Teekay Tankers Ltd.	59,502	342
		13,847
TOTAL ENERGY		20,033
FINANCIALS - 9.3%
Banks - 1.8%
First Republic Bank	129,900	7,416
HDFC Bank Ltd.	31,265	604
HDFC Bank Ltd. sponsored ADR	257,455	15,162
		23,182
Capital Markets - 5.3%
BlackRock, Inc. Class A	31,494	11,522
E*TRADE Financial Corp. (a)	401,459	11,464
HFF, Inc.	12,700	477
Invesco Ltd.	279,284	11,085
JMP Group, Inc.	64,700	542
The Blackstone Group LP	718,619	27,947
Virtus Investment Partners, Inc.	45,400	5,937
		68,974
Consumer Finance - 0.2%
American Express Co.	26,084	2,038
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	23,600	3,406
McGraw Hill Financial, Inc.	104,512	10,807
		14,213
Real Estate Management & Development - 0.7%
Leopalace21 Corp. (a)	73,800	386
Realogy Holdings Corp. (a)	199,481	9,072
		9,458
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	87,800	2,099
TOTAL FINANCIALS		119,964
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 20.1%
Biotechnology - 13.1%
Acceleron Pharma, Inc. (a)	48,400	$ 1,842
Actelion Ltd.	17,384	2,014
Alexion Pharmaceuticals, Inc. (a)	52,594	9,115
Amgen, Inc.	83,400	13,331
Biogen, Inc. (a)	59,679	25,199
BioMarin Pharmaceutical, Inc. (a)	89,996	11,215
Celgene Corp. (a)	26,200	3,020
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	127
Enanta Pharmaceuticals, Inc. (a)(d)	49,809	1,525
Gilead Sciences, Inc. (a)	669,463	65,694
Insmed, Inc. (a)	342,678	7,128
Medivation, Inc. (a)	71,800	9,267
Ophthotech Corp. (a)	48,445	2,254
Pfenex, Inc. (a)	107,100	1,707
Puma Biotechnology, Inc. (a)	14,700	3,471
Vertex Pharmaceuticals, Inc. (a)	101,400	11,962
		168,871
Health Care Equipment & Supplies - 0.5%
Medtronic PLC	42,700	3,330
Novadaq Technologies, Inc. (a)	194,800	3,164
		6,494
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd. (a)	119,708	2,632
Health Care Technology - 0.2%
Cerner Corp. (a)	35,913	2,631
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	57,526	10,679
Pharmaceuticals - 5.3%
Actavis PLC (a)	108,377	32,255
Astellas Pharma, Inc.	1,034,200	16,945
Perrigo Co. PLC	40,432	6,694
Shire PLC	130,900	10,436
Teva Pharmaceutical Industries Ltd. sponsored ADR	32,900	2,050
		68,380
TOTAL HEALTH CARE		259,687
INDUSTRIALS - 11.9%
Aerospace & Defense - 3.5%
Textron, Inc.	186,900	8,285
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	54,527	$ 11,926
United Technologies Corp.	208,412	24,426
		44,637
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR	91,353	6,100
Building Products - 1.2%
A.O. Smith Corp.	143,444	9,419
Caesarstone Sdot-Yam Ltd.	108,300	6,575
		15,994
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	157,291	7,103
Electrical Equipment - 0.5%
AMETEK, Inc.	88,945	4,673
Power Solutions International, Inc. (a)(d)	34,221	2,200
		6,873
Industrial Conglomerates - 2.7%
Danaher Corp.	300,255	25,492
Roper Industries, Inc.	53,114	9,136
		34,628
Machinery - 0.8%
Allison Transmission Holdings, Inc.	80,500	2,571
Manitowoc Co., Inc.	285,047	6,146
Sarine Technologies Ltd.	564,000	1,122
Sun Hydraulics Corp.	14,500	600
		10,439
Professional Services - 1.5%
Corporate Executive Board Co.	53,600	4,280
On Assignment, Inc. (a)	24,306	933
Resources Connection, Inc.	67,400	1,180
Robert Half International, Inc.	74,000	4,478
Verisk Analytics, Inc. (a)	70,367	5,024
WageWorks, Inc. (a)	61,473	3,278
		19,173
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	94,000	8,027
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Summit Ascent Holdings Ltd. (a)	2,470,000	$ 1,319
TOTAL INDUSTRIALS		154,293
INFORMATION TECHNOLOGY - 30.8%
Communications Equipment - 0.4%
QUALCOMM, Inc.	74,600	5,173
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	145,463	10,418
Internet Software & Services - 11.6%
Cvent, Inc. (a)(d)	151,731	4,255
Facebook, Inc. Class A (a)	1,395,991	114,769
Google, Inc. Class A (a)	36,552	20,275
Textura Corp. (a)(d)	286,739	7,794
Twitter, Inc. (a)	45,900	2,299
		149,392
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	74,900	4,673
Gartner, Inc. Class A (a)	72,518	6,081
Virtusa Corp. (a)	22,435	928
Visa, Inc. Class A	242,096	15,835
		27,517
Semiconductors & Semiconductor Equipment - 2.9%
Cirrus Logic, Inc. (a)	33,200	1,104
Marvell Technology Group Ltd.	413,000	6,071
Maxim Integrated Products, Inc.	439,400	15,296
Monolithic Power Systems, Inc.	71,318	3,755
Qorvo, Inc. (a)	88,800	7,077
Skyworks Solutions, Inc.	46,700	4,590
		37,893
Software - 6.3%
Activision Blizzard, Inc.	113,287	2,574
Adobe Systems, Inc. (a)	88,100	6,514
Computer Modelling Group Ltd.	276,400	2,776
Electronic Arts, Inc. (a)	303,534	17,852
Fleetmatics Group PLC (a)	47,100	2,112
Red Hat, Inc. (a)	91,000	6,893
salesforce.com, Inc. (a)	363,864	24,310
ServiceNow, Inc. (a)	41,400	3,261
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
SolarWinds, Inc. (a)	214,306	$ 10,981
SS&C Technologies Holdings, Inc.	54,620	3,403
		80,676
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	699,246	87,007
TOTAL INFORMATION TECHNOLOGY		398,076
MATERIALS - 1.3%
Chemicals - 1.0%
Potash Corp. of Saskatchewan, Inc.	129,900	4,188
Sherwin-Williams Co.	27,995	7,965
		12,153
Construction Materials - 0.3%
Eagle Materials, Inc.	13,598	1,136
James Hardie Industries PLC sponsored ADR	52,527	3,038
		4,174
TOTAL MATERIALS		16,327
TOTAL COMMON STOCKS (Cost $925,258)		1,249,200
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(f)	239,736	1,908
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (f)	162,572	5,417
IT Services - 0.1%
AppNexus, Inc. Series E (f)	48,212	1,378
TOTAL INFORMATION TECHNOLOGY		6,795
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,596)		8,703
U.S. Treasury Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 4/16/15 to 5/14/15 (e) (Cost $530)	$ 530	$ 530
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	33,947,671	33,948
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	18,433,533	18,434
TOTAL MONEY MARKET FUNDS (Cost $52,382)		52,382
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $982,766)		1,310,815
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(17,880)
NET ASSETS - 100%		$ 1,292,935
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
168 ICE Russell 1000 Growth Index Contracts (United States)	June 2015	$ 16,672	$ 62
12 ICE Russell 2000 Index Contracts (United States)	June 2015	1,499	21
TOTAL EQUITY INDEX CONTRACTS		$ 18,171	$ 83

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $530,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,156,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 966
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 1,108
NJOY, Inc.	9/11/13	$ 454
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 2,522
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 45
Fidelity Securities Lending Cash Central Fund	777
Total	$ 822
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,952	$ 182,591	$ -	$ 2,361
Consumer Staples	97,776	97,776	-	-
Energy	20,033	20,033	-	-
Financials	119,964	118,974	990	-
Health Care	259,687	232,179	27,508	-
Industrials	154,293	154,293	-	-
Information Technology	404,871	398,076	-	6,795
Materials	16,327	16,327	-	-
U.S. Government and Government Agency Obligations	530	-	530	-
Money Market Funds	52,382	52,382	-	-
Total Investments in Securities:	$ 1,310,815	$ 1,272,631	$ 29,028	$ 9,156
Derivative Instruments:
Assets
Futures Contracts	$ 83	$ 83	$ -	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $984,577,000. Net unrealized appreciation aggregated $326,238,000, of which $349,697,000 related to appreciated investment securities and $23,459,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fifty

March 31, 2015

1.799847.111

FIF-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Automobiles - 1.9%
Ford Motor Co.	493,000	$ 7,957,020
General Motors Co.	160,000	6,000,000
		13,957,020
Household Durables - 1.7%
PulteGroup, Inc.	113,000	2,511,990
Whirlpool Corp.	49,000	9,900,940
		12,412,930
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	30,000	11,163,000
Media - 1.5%
The Walt Disney Co.	110,000	11,537,900
Specialty Retail - 3.1%
Home Depot, Inc.	89,000	10,111,290
Ross Stores, Inc.	125,000	13,170,000
		23,281,290
TOTAL CONSUMER DISCRETIONARY		72,352,140
CONSUMER STAPLES - 9.2%
Beverages - 2.6%
Anheuser-Busch InBev SA NV ADR (d)	70,000	8,533,700
Constellation Brands, Inc. Class A (sub. vtg.) (a)	98,000	11,388,580
		19,922,280
Food & Staples Retailing - 6.6%
CVS Health Corp.	399,000	41,180,790
Walgreens Boots Alliance, Inc.	95,800	8,112,344
		49,293,134
TOTAL CONSUMER STAPLES		69,215,414
ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Cabot Oil & Gas Corp.	59,300	1,751,129
Denbury Resources, Inc. (d)	1,078,400	7,861,536
Marathon Petroleum Corp.	195,000	19,966,050
		29,578,715
Common Stocks - continued
	Shares	Value
FINANCIALS - 15.4%
Banks - 2.3%
Wells Fargo & Co.	314,000	$ 17,081,600
Capital Markets - 4.9%
Ameriprise Financial, Inc.	279,200	36,530,528
Diversified Financial Services - 8.2%
McGraw Hill Financial, Inc.	469,000	48,494,599
Moody's Corp.	128,000	13,286,400
		61,780,999
TOTAL FINANCIALS		115,393,127
HEALTH CARE - 28.3%
Biotechnology - 13.4%
Amgen, Inc.	101,000	16,144,850
Biogen, Inc. (a)	35,000	14,778,400
Celgene Corp. (a)	166,000	19,136,480
Gilead Sciences, Inc. (a)	361,000	35,424,930
Intercept Pharmaceuticals, Inc. (a)(d)	36,077	10,174,436
Intrexon Corp. (a)	100,000	4,537,000
		100,196,096
Health Care Equipment & Supplies - 4.5%
Medtronic PLC	238,000	18,561,620
The Cooper Companies, Inc.	80,327	15,054,886
		33,616,506
Health Care Providers & Services - 3.1%
UnitedHealth Group, Inc.	196,000	23,184,840
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	4,700	872,508
Pharmaceuticals - 7.2%
Actavis PLC (a)	123,220	36,672,736
Prestige Brands Holdings, Inc. (a)	406,000	17,413,340
		54,086,076
TOTAL HEALTH CARE		211,956,026
INDUSTRIALS - 3.5%
Airlines - 3.5%
American Airlines Group, Inc.	262,000	13,828,360
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.	73,000	$ 3,282,080
Spirit Airlines, Inc. (a)	112,807	8,726,750
		25,837,190
INFORMATION TECHNOLOGY - 24.0%
Electronic Equipment & Components - 5.0%
TE Connectivity Ltd.	138,000	9,883,560
Zebra Technologies Corp. Class A (a)	300,000	27,214,500
		37,098,060
Internet Software & Services - 5.7%
Alibaba Group Holding Ltd. sponsored ADR	4,100	341,284
Facebook, Inc. Class A (a)	181,400	14,913,801
Google, Inc. Class A (a)	33,200	18,416,040
Twitter, Inc. (a)	181,000	9,064,480
		42,735,605
IT Services - 2.8%
MasterCard, Inc. Class A	109,000	9,416,510
Visa, Inc. Class A	179,000	11,708,390
		21,124,900
Semiconductors & Semiconductor Equipment - 3.4%
NXP Semiconductors NV (a)	204,000	20,473,440
Skyworks Solutions, Inc.	49,000	4,816,210
		25,289,650
Software - 7.1%
Adobe Systems, Inc. (a)	514,025	38,007,009
Intuit, Inc.	156,000	15,125,760
		53,132,769
TOTAL INFORMATION TECHNOLOGY		179,380,984
MATERIALS - 0.6%
Chemicals - 0.6%
Ecolab, Inc.	40,000	4,575,200
UTILITIES - 3.7%
Independent Power and Renewable Electricity Producers - 1.1%
Dynegy, Inc. (a)	272,484	8,564,172
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 2.6%
NiSource, Inc.	433,000	$ 19,121,280
TOTAL UTILITIES		27,685,452
TOTAL COMMON STOCKS (Cost $661,694,907)		735,974,248
Nonconvertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Volkswagen AG (Cost $6,402,064)	25,000	6,662,518
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.14% (b)	7,528,859	7,528,859
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	14,849,525	14,849,525
TOTAL MONEY MARKET FUNDS (Cost $22,378,384)		22,378,384
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $690,475,355)		765,015,150
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(16,989,588)
NET ASSETS - 100%		$ 748,025,562
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,818
Fidelity Securities Lending Cash Central Fund	5,190
Total	$ 23,008
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $691,145,030. Net unrealized appreciation aggregated $73,870,120, of which $82,228,522 related to appreciated investment securities and $8,358,402 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Growth
& Income Fund

March 31, 2015

1.951036.102

MHT-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Automobiles - 0.1%
Harley-Davidson, Inc.	163,274	$ 9,917,263
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,121,675	35,972,117
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	185,455	12,859,450
Domino's Pizza, Inc.	62,400	6,274,320
Interval Leisure Group, Inc.	300,700	7,881,347
Las Vegas Sands Corp.	507,000	27,905,280
Yum! Brands, Inc.	999,555	78,684,970
		133,605,367
Household Durables - 0.3%
Tupperware Brands Corp.	372,800	25,730,656
Leisure Products - 0.0%
Mattel, Inc.	179,000	4,090,150
Media - 4.1%
Comcast Corp. Class A (special) (non-vtg.)	3,249,800	182,200,037
Scripps Networks Interactive, Inc. Class A	247,314	16,955,848
Sinclair Broadcast Group, Inc. Class A (e)	1,186,223	37,259,264
Time Warner, Inc.	1,334,277	112,666,350
Viacom, Inc. Class B (non-vtg.)	577,200	39,422,760
		388,504,259
Multiline Retail - 2.3%
Target Corp.	2,692,675	220,987,837
Specialty Retail - 1.5%
Lowe's Companies, Inc.	1,639,400	121,954,966
Sally Beauty Holdings, Inc. (a)	610,800	20,993,196
		142,948,162
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	56,895	4,508,085
Japan Tobacco, Inc.	59,600	1,884,246
		6,392,331
TOTAL CONSUMER DISCRETIONARY		968,148,142
CONSUMER STAPLES - 10.3%
Beverages - 3.0%
Diageo PLC	1,827,526	50,502,469
Molson Coors Brewing Co. Class B	148,900	11,085,605
PepsiCo, Inc.	588,200	56,243,684
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	612,613	$ 32,169,754
The Coca-Cola Co.	3,265,118	132,400,535
		282,402,047
Food & Staples Retailing - 1.1%
CVS Health Corp.	674,200	69,584,182
Walgreens Boots Alliance, Inc.	433,493	36,708,187
		106,292,369
Food Products - 0.3%
Kellogg Co.	450,273	29,695,504
Household Products - 1.9%
Procter & Gamble Co.	2,241,000	183,627,540
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	195,200	16,232,832
Nu Skin Enterprises, Inc. Class A	155,700	9,374,697
		25,607,529
Tobacco - 3.7%
British American Tobacco PLC sponsored ADR	1,060,359	110,033,453
Lorillard, Inc.	1,794,365	117,261,753
Philip Morris International, Inc.	1,046,966	78,867,949
Reynolds American, Inc.	689,800	47,534,118
		353,697,273
TOTAL CONSUMER STAPLES		981,322,262
ENERGY - 9.1%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	1,603,700	33,789,959
Helmerich & Payne, Inc.	62,700	4,267,989
Oceaneering International, Inc.	779,600	42,043,828
Schlumberger Ltd.	390,307	32,567,216
		112,668,992
Oil, Gas & Consumable Fuels - 7.9%
Apache Corp.	833,741	50,299,595
BG Group PLC	5,530,650	67,881,749
Chevron Corp.	1,880,535	197,418,564
EQT Midstream Partners LP	169,200	13,140,072
Foresight Energy LP	151,800	2,366,562
Golar LNG Ltd.	620,300	20,643,584
Imperial Oil Ltd.	1,592,500	63,559,177
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan, Inc.	655,900	$ 27,587,154
Legacy Reserves LP	363,900	3,682,668
Markwest Energy Partners LP	1,263,468	83,515,235
Peabody Energy Corp. (e)	449,187	2,210,000
PrairieSky Royalty Ltd.	574,100	13,543,964
Suncor Energy, Inc.	4,481,200	130,945,649
The Williams Companies, Inc.	1,262,457	63,867,700
Williams Partners LP	144,386	7,106,679
		747,768,352
TOTAL ENERGY		860,437,344
FINANCIALS - 21.2%
Banks - 14.0%
Bank of America Corp.	14,113,805	217,211,459
Citigroup, Inc.	4,397,083	226,537,716
Comerica, Inc.	622,400	28,088,912
Commerce Bancshares, Inc.	196,400	8,311,648
Fifth Third Bancorp	917,800	17,300,530
First Republic Bank	82,800	4,727,052
FirstMerit Corp.	667,500	12,722,550
Intesa Sanpaolo SpA	595,500	2,021,129
JPMorgan Chase & Co.	6,582,054	398,740,831
M&T Bank Corp.	140,800	17,881,600
PNC Financial Services Group, Inc.	694,124	64,720,122
Regions Financial Corp.	3,385,100	31,989,195
Standard Chartered PLC (United Kingdom)	3,320,897	53,868,200
SunTrust Banks, Inc.	2,172,500	89,268,025
U.S. Bancorp	1,796,939	78,472,326
UMB Financial Corp.	129,000	6,822,810
Wells Fargo & Co.	1,276,599	69,446,986
		1,328,131,091
Capital Markets - 5.1%
Artisan Partners Asset Management, Inc.	101,900	4,632,374
Carlyle Group LP	490,500	13,292,550
Charles Schwab Corp.	2,036,581	61,993,526
Greenhill & Co., Inc.	76,900	3,049,085
Invesco Ltd.	136,400	5,413,716
KKR & Co. LP	2,338,362	53,338,037
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,671,300	$ 59,648,697
Northern Trust Corp.	819,251	57,060,832
Oaktree Capital Group LLC Class A	282,600	14,599,116
State Street Corp.	1,912,936	140,658,184
The Blackstone Group LP	1,169,100	45,466,299
TPG Specialty Lending, Inc.	1,243,200	21,395,472
		480,547,888
Consumer Finance - 0.1%
Discover Financial Services	129,500	7,297,325
Diversified Financial Services - 0.2%
IntercontinentalExchange Group, Inc.	81,525	19,017,337
Insurance - 1.2%
Brown & Brown, Inc.	205,500	6,804,105
Marsh & McLennan Companies, Inc.	382,807	21,471,645
MetLife, Inc.	1,419,787	71,770,233
Principal Financial Group, Inc.	311,600	16,006,892
		116,052,875
Real Estate Investment Trusts - 0.4%
First Potomac Realty Trust	236,931	2,817,110
Lamar Advertising Co. Class A	131,200	7,776,224
Sabra Health Care REIT, Inc.	199,200	6,603,480
Sun Communities, Inc.	152,781	10,193,548
WP Carey, Inc.	167,500	11,390,000
		38,780,362
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	689,400	6,638,922
Radian Group, Inc.	996,164	16,725,594
		23,364,516
TOTAL FINANCIALS		2,013,191,394
HEALTH CARE - 9.3%
Biotechnology - 1.5%
Amgen, Inc.	803,319	128,410,542
Intercept Pharmaceuticals, Inc. (a)	45,200	12,747,304
		141,157,846
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	551,849	25,567,164
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Ansell Ltd.	354,030	$ 7,428,773
Medtronic PLC	566,736	44,199,741
St. Jude Medical, Inc.	151,500	9,908,100
Zimmer Holdings, Inc.	315,100	37,030,552
		124,134,330
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	336,100	30,339,747
Express Scripts Holding Co. (a)	193,100	16,755,287
McKesson Corp.	391,247	88,500,071
Patterson Companies, Inc.	480,960	23,466,038
Quest Diagnostics, Inc.	80,118	6,157,068
		165,218,211
Pharmaceuticals - 4.7%
AbbVie, Inc.	65,700	3,846,078
Astellas Pharma, Inc.	1,007,000	16,499,595
GlaxoSmithKline PLC sponsored ADR	2,706,500	124,904,975
Johnson & Johnson	1,572,670	158,210,602
Novartis AG sponsored ADR	310,130	30,581,919
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,565,984	97,560,803
Theravance, Inc. (e)	1,049,400	16,496,568
		448,100,540
TOTAL HEALTH CARE		878,610,927
INDUSTRIALS - 12.8%
Aerospace & Defense - 2.6%
Meggitt PLC	4,266,700	34,715,787
Rolls-Royce Group PLC	1,259,250	17,801,768
The Boeing Co.	841,441	126,283,465
United Technologies Corp.	596,500	69,909,800
		248,710,820
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	296,747	21,727,815
FedEx Corp.	98,300	16,263,735
PostNL NV (a)	3,545,100	15,102,624
United Parcel Service, Inc. Class B	1,241,345	120,335,984
		173,430,158
Airlines - 0.2%
Copa Holdings SA Class A	202,600	20,456,522
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.1%
Lennox International, Inc.	104,000	$ 11,615,760
Commercial Services & Supplies - 0.9%
ADT Corp. (e)	1,330,600	55,246,512
KAR Auction Services, Inc.	708,585	26,876,629
		82,123,141
Electrical Equipment - 0.5%
Emerson Electric Co.	214,400	12,139,328
Hubbell, Inc. Class B	353,803	38,783,885
		50,923,213
Industrial Conglomerates - 3.1%
General Electric Co.	11,866,356	294,404,292
Machinery - 0.8%
Deere & Co.	414,500	36,347,505
Donaldson Co., Inc.	271,400	10,234,494
IMI PLC	712,400	13,473,870
Joy Global, Inc.	112,400	4,403,832
Valmont Industries, Inc. (e)	59,000	7,249,920
Xylem, Inc.	93,100	3,260,362
		74,969,983
Professional Services - 0.1%
Acacia Research Corp.	536,945	5,745,312
Road & Rail - 2.1%
CSX Corp.	2,740,208	90,755,689
J.B. Hunt Transport Services, Inc.	737,688	62,994,867
Kansas City Southern	120,300	12,280,224
Norfolk Southern Corp.	309,034	31,805,779
		197,836,559
Trading Companies & Distributors - 0.6%
Watsco, Inc.	409,947	51,530,338
TOTAL INDUSTRIALS		1,211,746,098
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 3.0%
Cisco Systems, Inc.	5,575,433	153,463,793
QUALCOMM, Inc.	1,948,400	135,102,056
		288,565,849
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.2%
Google, Inc.:
Class A (a)	237,909	$ 131,968,122
Class C (a)	206,409	113,112,132
Yahoo!, Inc. (a)	1,316,142	58,482,770
		303,563,024
IT Services - 5.6%
Cognizant Technology Solutions Corp. Class A (a)	807,018	50,349,853
Fidelity National Information Services, Inc.	307,900	20,955,674
IBM Corp.	537,094	86,203,587
Leidos Holdings, Inc.	71,700	3,008,532
MasterCard, Inc. Class A	1,187,600	102,596,764
Paychex, Inc.	2,403,229	119,236,207
The Western Union Co.	1,360,400	28,309,924
Unisys Corp. (a)	547,200	12,700,512
Visa, Inc. Class A	1,692,400	110,699,884
		534,060,937
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	577,900	13,037,424
Broadcom Corp. Class A	1,464,060	63,386,478
Maxim Integrated Products, Inc.	550,200	19,152,462
Xilinx, Inc.	100,400	4,246,920
		99,823,284
Software - 3.4%
Microsoft Corp.	6,416,917	260,879,761
Oracle Corp.	1,505,069	64,943,727
		325,823,488
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	2,792,760	347,503,127
EMC Corp.	186,380	4,763,873
First Data Holdings, Inc. Class B (h)	6,283,849	27,963,128
		380,230,128
TOTAL INFORMATION TECHNOLOGY		1,932,066,710
MATERIALS - 3.4%
Chemicals - 2.9%
Airgas, Inc.	547,332	58,077,399
E.I. du Pont de Nemours & Co.	422,831	30,219,732
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
FMC Corp.	302,780	$ 17,334,155
LyondellBasell Industries NV Class A	114,700	10,070,660
Methanex Corp. (e)	252,500	13,518,633
Monsanto Co.	762,221	85,780,351
Potash Corp. of Saskatchewan, Inc.	395,100	12,736,910
Syngenta AG (Switzerland)	113,166	38,445,728
Tronox Ltd. Class A	315,393	6,411,940
		272,595,508
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	2,018,800	38,256,260
SunCoke Energy Partners LP	135,200	2,878,408
		41,134,668
Paper & Forest Products - 0.1%
Domtar Corp.	145,600	6,729,632
TOTAL MATERIALS		320,459,808
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
TDC A/S	756,600	5,422,446
Verizon Communications, Inc.	3,156,623	153,506,576
		158,929,022
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southern Co.	108,000	4,782,240
TOTAL COMMON STOCKS (Cost $8,294,971,555)		9,329,693,947
Convertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(h)	81,101	654,485
Convertible Preferred Stocks - continued
	Shares	Value
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%	214,525	$ 71,329,563
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $66,937,646)		71,984,048
Convertible Bonds - 0.2%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Tesla Motors, Inc. 1.25% 3/1/21		$ 4,360,000	3,651,500
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 5% 10/15/18 (h)		2,470,306	2,014,806
Peabody Energy Corp. 4.75% 12/15/41		13,140,000	4,640,063
			6,654,869
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19 (f)		6,430,000	6,313,456
TOTAL CONVERTIBLE BONDS (Cost $22,785,852)			16,619,825
Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $5,175,497)	EUR	3,370,000	$ 3,849,492
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	66,783,608	$ 66,783,608
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	68,393,915	68,393,915
TOTAL MONEY MARKET FUNDS (Cost $135,177,523)		135,177,523
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $8,525,048,073)		9,557,324,835
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(66,150,286)
NET ASSETS - 100%		$ 9,491,174,549
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,162,948 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,632,419 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13 - 10/15/14	$ 2,470,306
First Data Holdings, Inc. Class B	6/26/14	$ 25,135,396
NJOY, Inc. Series D	2/14/14	$ 1,372,724
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,748
Fidelity Securities Lending Cash Central Fund	527,814
Total	$ 576,562
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 968,802,627	$ 966,263,896	$ 1,884,246	$ 654,485
Consumer Staples	981,322,262	930,819,793	50,502,469	-
Energy	860,437,344	792,555,595	67,881,749	-
Financials	2,013,191,394	2,011,170,265	2,021,129	-
Health Care	949,940,490	933,440,895	16,499,595	-
Industrials	1,211,746,098	1,211,746,098	-	-
Information Technology	1,932,066,710	1,904,103,582	-	27,963,128
Materials	320,459,808	282,014,080	38,445,728	-
Telecommunication Services	158,929,022	158,929,022	-	-
Utilities	4,782,240	4,782,240	-	-
Corporate Bonds	16,619,825	-	16,619,825	-
Preferred Securities	3,849,492	-	3,849,492	-
Money Market Funds	135,177,523	135,177,523	-	-
Total Investments in Securities:	$ 9,557,324,835	$ 9,331,002,989	$ 197,704,233	$ 28,617,613
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $8,542,142,591. Net unrealized appreciation aggregated $1,015,182,244, of which $1,351,571,305 related to appreciated investment securities and $336,389,061 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015